shark13f123111						shark13f123111
13F-HR
12/31/11
0001279471
jx3@bebi
NONE
1
Greg Langley
212-984-8835
greg_langley@tigersharklp.com
13F-HR
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment[  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     TigerShark Partners, LLC
Address:  101 Park Avenue, 33rd Floor
          New York, NY 10178

13 File Number: 28-10744

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Sears
Title:     Managing Member
Phone:     212-984-2426
Signature, Place and Date of Signing:

    Michael Sears February 14, 2012

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    51

Form 13F Information Table Value Total:    164394

                                                         FORM 13F INFORMATION TABLE
                             TITLE OF                      VALUE      SHARES/ SH/PUT/  INVSTMT   OTHER   VOTING AUTHORITY
  NAME OF ISSUER             CLASS             	 CUSIP    x ($1000)   PRN AMT PRN CALL DISCRETN  MANAGERS SOLE   SHARED   NONe
  --------------------       ------------       --------  -------   ------- -------- -------- --------  ------  ------ -----
ALLIANT TECHSYSTEMS INC	      COM	        018804104  2439	     42677	SH	Sole	0	42677	0	0
AMERICAN CAMPUS CMNTYS INC    COM	      	024835100  4617	    110000	CALL	Sole	0	0	0	0
AMGEN INC	              COM	        031162100  5513      85856	SH	Sole	0	85856	0	0
AMKOR TECHNOLOGY INC	      COM	        031652100  1117	    256118	SH	Sole	0	256118	0	0
APPLE INC	              COM	       	037833100  2852	      7042	SH	Sole	0	7042	0	0
ASCENA RETAIL GROUP INC	      COM	        04351G101  2015	     67791	SH	Sole	0	67791	0	0
BED BATH & BEYOND INC	  COM	            075896100  3299	 56907	SH	Sole	0	56907	0	0
BENCHMARK ELECTRS INC	      COM	        08160H101  2697	    200243	SH	Sole	0	200243	0	0
CA INC	                      COM	        12673P105  1635	     80884	SH	Sole	0	80884	0	0
CABOT CORP	              COM    	        127055101  1125      35000	SH	Sole	0	35000	0	0
CAMPBELL SOUP CO	      COM	        134429109  3758	    113069	SH	Sole	0	113069	0	0
CISCO SYS INC	              COM        	17275R102  2288	    126551	SH	Sole	0	126551	0	0
DIGITAL RLTY TR INC	      COM  	        253868103  7334	    110000	CALL	Sole	0	0	0	0
DIODES INC	              COM	        254543101  1034	     48541	SH	Sole	0	48541	0	0
EMERSON ELEC CO	              COM	        291011104  1878	     40319	SH	Sole	0	40319	0	0
FLOWSERVE CORP	              COM	        34354P105  1801	     18137	SH	Sole	0	18137	0	0
GENERAL DYNAMICS CORP	      COM	        369550108  1944	     29269	SH	Sole	0	29269	0	0
HASBRO INC	              COM	        418056107  2090	     65546	SH	Sole	0	65546	0	0
ISHARES TR	              DJ US REAL EST	464287739 27122	    477423	SH	Sole	0	477423	0	0
ISHARES TR	              RUSSELL 2000	464287655  2296	     31138	SH	Sole	0	31138	0	0
ITRON INC	              COM	        465741106  1585	     44321	SH	Sole	0	44321	0	0
JOHNSON & JOHNSON	          COM	            478160104  5172	 78868	    SH	Sole	0	78868	0	0
L-3 COMMUNICATIONS HLDGS INC  COM	        502424104  2143	     32140	SH	Sole	0	32140	0	0
LILLY ELI & CO	          COM	            532457108  6159	 148187	    SH	Sole	0	148187	0	0
MARINEMAX INC	              COM	        567908108   388	     59484	SH	Sole	0	59484	0	0
MEMC ELECTR MATLS INC         COM	        552715104   768	    194911	SH	Sole	0	194911	0	0
MERITOR INC	              COM	        59001K100   961	    180656	SH	Sole	0	180656	0	0
METLIFE INC	              COM	        59156R108  3287	    105433	SH	Sole	0	105433	0	0
MOLSON COORS BREWING CO	      CL B	        60871R209  4791	    110039	SH	Sole	0	110039	0	0
NASDAQ OMX GROUP INC	      COM	        631103108  1989	     81139	SH	Sole	0	81139	0	0
NEUTRAL TANDEM INC   	      COM	        64128B108  3054     285661	SH	Sole	0	285661	0	0
NEWELL RUBBERMAID INC	      COM	        651229106  2312	    143187	SH	Sole	0	143187	0	0
NEWPORT CORP	              COM	        651824104  1725	    126731	SH	Sole	0	126731	0	0
ORACLE CORP	              COM	        68389X105  4116	    160465	SH	Sole	0	160465	0	0
OSHKOSH CORP	              COM	        688239201  2756	    128904	SH	Sole	0	128904	0	0
OSHKOSH CORP	              COM  	        688239201  1304	     61000	CALL	Sole	0	0	0	0
PALL CORP	              COM	        696429307  2025	     35435	SH	Sole	0	35435	0	0
PEPSICO INC	              COM	        713448108  7671	    115608	SH	Sole	0	115608	0	0
RALCORP HLDGS INC NEW	      COM	        751028101  2448	     28637	SH	Sole	0	28637	0	0
ROCK-TENN CO	              CL A	        772739207  1932	     33487	SH	Sole	0	33487	0	0
SCHULMAN A INC	              COM	        808194104  1799	     84935	SH	Sole	0	84935	0	0
SKECHERS U S A INC	      CL A 	        830566105   485      40000	SH	Sole	0	40000	0	0
SOLUTIA INC	              COM NEW	        834376501  1574	     91097	SH	Sole	0	91097	0	0
SPDR GOLD TRUST	              GOLD SHS	        78463V107  2902	     19092	SH	Sole	0	19092	0	0
STAPLES INC	              COM	        855030102  2896	    208478	SH	Sole	0	208478	0	0
SYMANTEC CORP	              COM	        871503108  6036	    385685	SH	Sole	0	385685	0	0
TE CONNECTIVITY LTD	      REG SHS	        H84989104  2178	     70680	SH	Sole	0	70680	0	0
TECH DATA CORP	              COM	        878237106  2889	     58467	SH	Sole	0	58467	0	0
TELLABS INC	              COM	        879664100  2519	    623402	SH	Sole	0	623402	0	0
THERMO FISHER SCIENTIFIC INC  COM	        883556102  3466	     77080	SH	Sole	0	77080	0	0
VALERO ENERGY CORP NEW	      COM	        91913Y100  2210	    105000	SH	Sole	0	105000	0	0




S REPORT SUMMARY             51 DATA RECORDS                164394  0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED






13F: Report Creation

NOTE: The 13F-HR File ends on the line labled TABLE. All information following this line is informational and should not be included in the SEC Filing.

Period                       12/31/11
Client                       TigerShark Partners, LLC
Use Adjustments              No
Combine Funds                No
Report Data Records                             51
               Total Records   			51
               Total Omitted                    0
Report Market Value x($1000)                	164394
Other Managers Included                         0

Omitted Records (positions with quantity less than 10,000 and market value less than $200,000)

                     Omitted Records
#   Cusip          Desciption        		Quantity	Market Value
399473107         GROUPON INC	                1000		 21000